UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: DECEMBER 31, 2006

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       LUMINUS MANAGEMENT, LLC
Address:    1700 BROADWAY
            35TH FLOOR
            NEW YORK, NEW YORK 10019

Form 13F File Number: 28-10672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       PAUL SEGAL
Title:      MANAGER
Phone:      212-615-3425

Signature, Place, and Date of Signing:

 /s/ Paul Segal               New York, New York                       2/14/07
 --------------               ------------------                       -------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             32

Form 13F Information Table Value Total:             $846,133
                                                    (thousands)

List of Other Included Managers:                    NONE

Form 13F INFORMATION TABLE  (12/31/06)

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
COLUMN 1                           COLUMN 2         COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8

                                                                                             INVEST-
                                                                                             MENT
                                                                VALUE    SHRS OR   SH/ PUT/  DISCRE-   OTHER      VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS     CUSIP    (X1000)  PRN AMOUNT PRN CALL  TION     MANAGERS   SOLE    SHARED NONE
AES CORP CMN                       Common Stock     00130H105   10,138     460,000 SH        SOLE                 460,000   0     0
ALLEGHENY ENERGY, INC. CMN         Common Stock     017361106   58,044   1,264,300 SH        SOLE               1,264,300   0     0
AQUILA, INC. CMN                   Common Stock     03840P102   41,988   8,933,670 SH        SOLE               8,933,670   0     0
CHENIERE ENERGY INC CMN            Common Stock     16411R208   20,466     708,894 SH        SOLE                 708,894   0     0
CHUNGHWA TELECOM COMPANY LTD
  SPONSORED ADR                    Sponsored ADR    17133Q905      296      15,000 SH        SOLE                  15,000   0     0
CMS ENERGY CORPORATION CMN         Common Stock     125896100   85,514   5,120,600 SH        SOLE               5,120,600   0     0
CONSTELLATION ENERGY GROUP CMN     Common Stock     210371100   86,356   1,253,900 SH        SOLE               1,253,900   0     0
DEUTSCHE TELEKOM AG SPONSORED
  ADR CMNADR CMN                   Sponsored ADR    251566105       91       5,000 SH        SOLE                   5,000   0     0
DUKE ENERGY CORPORATION CMN        Common Stock     26441C105   57,198   1,722,300 SH        SOLE               1,722,300   0     0
EL PASO ELECTRIC (NEW) CMN         Common Stock     283677854   12,185     500,000 SH        SOLE                 500,000   0     0
EMBARQ CORPORATION CMN             Common Stock     29078E105    2,759      52,500 SH        SOLE                  52,500   0     0
EMMIS COMMUNICATIONS CORP CL-A
  CLASS AA                         Common Stock     291525103      412      50,000 SH        SOLE                  50,000   0     0
FOSTER WHEELER LTD CMN             Common Stock     G36535139    7,802     141,500 SH        SOLE                 141,500   0     0
GLOBAL CROSSING LTD. CMN           Common Stock     G3921A175      614      25,000 SH        SOLE                  25,000   0     0
HANOVER COMPRESSOR COMPANY
  COMMON STOCK                     Common Stock     410768105    3,778     200,000 SH        SOLE                 200,000   0     0
LEVEL 3 COMMUNICATIONS INC CMN     Common Stock     52729N100       56      10,000 SH        SOLE                  10,000   0     0
MCDERMOTT INTL CMN                 Common Stock     580037109   12,344     242,700 SH        SOLE                 242,700   0     0
MIRANT CORPORATION CMN             Common Stock     60467R100   75,629   2,395,602 SH        SOLE               2,395,602   0     0
NEUSTAR INC. CMN CLASS AA          Common Stock     64126X201      324      10,000 SH        SOLE                  10,000   0     0
NRG ENERGY, INC. CMN               Common Stock     629377508   61,729   1,102,100 SH        SOLE               1,102,100   0     0
PEPCO HOLDINGS INC CMN             Common Stock     713291102   23,071     887,000 SH        SOLE                 887,000   0     0
PPL CORPORATION CMN                Common Stock     69351T106   33,725     941,000 SH        SOLE                 941,000   0     0
RELIANT ENERGY, INC CMN            Common Stock     75952B105   71,439   5,027,400 SH        SOLE               5,027,400   0     0
SHAW GROUP INC CMN                 Common Stock     820280105   14,753     440,400 SH        SOLE                 440,400   0     0
SIERRA PACIFIC RESOURCES (NEW)CMN  Common Stock     826428104   69,789   4,146,700 SH        SOLE               4,146,700   0     0
SPRINT NEXTEL CORPORATION CMN      Common Stock     852061100    2,928     155,000 SH        SOLE                 155,000   0     0
SOUTHERN UNION CO (NEW) CMN        Common Stock     844030106   13,178     471,500 SH        SOLE                 471,500   0     0
TIME WARNER TELECOM -CL A CMN
  CLASS AA                         Common Stock     887319101      199      10,000 SH        SOLE                  10,000   0     0
UNISOURCE ENERGY CORP HLD CO CMN   Common Stock     909205106   62,032   1,698,100 SH        SOLE               1,698,100   0     0
UNISOURCE ENERGY CORP 144A         Note 4.5% 03/01  909205AB2      549     500,000 PRN       SOLE                 500,000   0     0
UNIVERSAL COMPRESSION HLDGS CMN    Common Stock     913431102    5,900      95,000 SH        SOLE                  95,000   0     0
WISCONSIN ENERGY CORP(HLDG CO)CMN  Common Stock     976657106   10,845     228,500 SH        SOLE                 228,500   0     0

                                                               846,133                                         38,813,666
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